Credit Risk Concentrations (Details) - Schedule of diversification of the Account's portfolio by region and property type	12 Months Ended
	Dec. 31, 2014
Concentration Risk [Line Items]
Concentration Risk Percentage	100.00%	[1]
Office [Member] | East [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	20.90%	[1]
Office [Member] | West [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	16.80%	[1]
Office [Member] | South [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	6.90%	[1]
Office [Member] | Midwest [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	0.30%	[1]
Office [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	44.90%	[1]
Apartment [Member] | East [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	10.60%	[1]
Apartment [Member] | West [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	8.60%	[1]
Apartment [Member] | South [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	3.50%	[1]
Apartment [Member] | Midwest [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage		[1]
Apartment [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	22.70%	[1]
Retail [Member] | East [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	4.00%	[1]
Retail [Member] | West [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	3.90%	[1]
Retail [Member] | South [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	7.50%	[1]
Retail [Member] | Midwest [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	0.30%	[1]
Retail [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	15.70%	[1]
Industrial [Member] | East [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	1.40%	[1]
Industrial [Member] | West [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	7.40%	[1]
Industrial [Member] | South [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	3.80%	[1]
Industrial [Member] | Midwest [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	0.90%	[1]
Industrial [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	13.50%	[1]
Others [Member] | East [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	2.80%	[1],[2]
Others [Member] | West [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	0.20%	[1],[2]
Others [Member] | South [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	0.10%	[1],[2]
Others [Member] | Midwest [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	0.10%	[1],[2]
Others [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	3.20%	[1],[2]
East [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	39.70%	[1]
West [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	36.90%	[1]
South [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	21.80%	[1]
Midwest [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	1.60%	[1]

[1]	Wholly owned properties are represented at fair value and gross of any debt, while joint venture properties are represented at the net equity value.
[2]	Represents interest in Storage Portfolio investment and a fee interest encumbered by a ground lease real estate investment.Properties in the "East" region are located in: CT, DC, DE, KY, MA, MD, ME, NC, NH, NJ, NY, PA, RI, SC, VA, VT, WVProperties in the "West" region are located in: AK, AZ, CA, CO, HI, ID, MT, NM, NV, OR, UT, WA, WYProperties in the "South" region are located in: AL, AR, FL, GA, LA, MS, OK, TN, TXProperties in the "Midwest" region are located in: IA, IL, IN, KS, MI, MN, MO, ND, NE, OH, SD, WI